Offering of the Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Offering Of The Shares

3 - Offering of the Shares

The Trust offers Shares on a continuous basis. The Trust issues and redeems Shares only in one or more blocks of 100,000 Shares (“Baskets”) for consideration in cash equal to the net asset value per Basket announced by the Trust on the first business day after the purchase or redemption order is received by the Trust. These transactions take place only with certain broker-dealers with whom the Trust has entered into written arrangements regarding the issuance and redemption of Shares (such authorized broker-dealers are the “Authorized Participants”). Only institutions that enter into an agreement with the Trust to become Authorized Participants may purchase or redeem Baskets. The Trust will not redeem individual Shares or Baskets held by parties who are not Authorized Participants.

Redemptions of Shares in exchange for a consideration in cash are treated as sales for financial statement purposes.

3 - Offering of the Shares

The Trust offers Shares on a continuous basis. The Trust issues and redeems Shares only in one or more blocks of 100,000 Shares (“Baskets”) for a consideration in cash equal to the net asset value per Basket announced by the Trust on the first business day after the purchase or redemption order is received by the Trust. These transactions take place only with certain broker-dealers with whom the Trust has entered into written arrangements regarding the issuance and redemption of Shares (such authorized broker-dealers are the “Authorized Participants”). Only institutions that enter into an agreement with the Trust to become Authorized Participants may purchase or redeem Baskets. The Trust will not redeem individual Shares or Baskets held by parties who are not Authorized Participants.

Redemptions of Shares in exchange for a consideration in cash are treated as sales for financial statement purposes.